Acquisition of subsidiary - consideration payable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 16, 2023
Disclosure of detailed information about business combination [line items]
Percentage of issued share capital acquired		100.00%
Deferred Consideration	$ 75,000
CMPL
Disclosure of detailed information about business combination [line items]
Percentage of issued share capital acquired		100.00%
Cash consideration		$ 775,000
Less: working capital and other adjustments		(4,484)
Cash consideration on closing		770,516
Royalty deed		43,130
Deferred Consideration		75,000
Fair value of contingent copper consideration		97,200
Glencore rollover shares		100,000
Total		$ 1,085,846